ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2020	2019
Accounts receivable, gross	$33,413,662	$27,034,192
Less: allowance for doubtful accounts	(2,020,373)	(1,919,152)
Accounts receivable, net	$31,393,289	$25,115,040

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2020	2019
Beginning balance	$1,919,152	$1,997,310
Exchange difference	101,221	(78,158)
Ending balance	$2,020,373	$1,919,152